Debt	9 Months Ended
Sep. 30, 2017
Debt Disclosure [Abstract]
Debt
Debt

Debt at September 30, 2017, and December 31, 2016, was:

	Millions of Dollars
	September 30, 2017*
	Fair Value Hierarchy			Total Fair Value	Balance Sheet Carrying Value
	Level 1	Level 2**	Level 3

2.646% Senior Notes due 2020	$—	302	—	302	300
3.605% Senior Notes due 2025	—	499	—	499	500
3.550% Senior Notes due 2026	—	490	—	490	500
4.680% Senior Notes due 2045	—	291	—	291	300
4.900% Senior Notes due 2046	—	631	—	631	625
Tax-exempt bonds	—	100	—	100	100
Revolving credit facility at 2.45% at September 30, 2017	—	87	—	87	87
Total	$—	2,400	—	2,400	2,412
Net unamortized discounts and debt issuance costs					(22)
Total debt					2,390
Short-term debt					(42)
Long-term debt					$2,348

*Financial information has been retrospectively adjusted to reflect the combination of businesses under common control.
**Fair value was estimated using observable market prices.

	Millions of Dollars
	December 31, 2016
	Fair Value Hierarchy			Total Fair Value	Balance Sheet Carrying Value
	Level 1	Level 2*	Level 3

2.646% Senior Notes due 2020	$—	298	—	298	300
3.605% Senior Notes due 2025	—	490	—	490	500
3.550% Senior Notes due 2026	—	483	—	483	500
4.680% Senior Notes due 2045	—	277	—	277	300
4.900% Senior Notes due 2046	—	599	—	599	625
Revolving credit facility at 1.98% at December 31, 2016	—	210	—	210	210
Total	$—	2,357	—	2,357	2,435
Net unamortized discounts and debt issuance costs					(24)
Total debt					2,411
Short-term debt					(15)
Long-term debt					$2,396
*Fair value was estimated using observable market prices.

Revolving Credit Facility
At September 30, 2017, and December 31, 2016, we had an aggregate of $87 million and $210 million, respectively, borrowed and outstanding under our $750 million revolving credit facility.

Tax-Exempt Bonds
In connection with the Bakken Pipeline/MSLP Acquisition, we assumed four tranches of tax-exempt bonds issued by the Brazos River Harbor Navigation District. Each of the four tranches was issued in the amount of $25 million, with tranches maturing in 2018, 2020 and two tranches in 2021.

All four tranches accrue interest monthly based on a daily rate derived by the remarketing agent for the bonds. The interest rates are designed to represent the lowest rate acceptable by the tax-exempt, variable-rate bond market and approximate the tax-exempt bonds trading at par. At September 30, 2017, the rate for all four tranches averaged 1.14 percent.

Senior Bonds
In May 2017 and prior to their maturity, we repaid MSLP senior bonds assumed in the Bakken Pipeline/MSLP Acquisition with a carrying value of $136 million on the repayment date, which resulted in an immaterial gain.